Other current liabilities	12 Months Ended
Dec. 31, 2022
Other current liabilities [Abstract]
Other current liabilities
2
9
. Other current liabilities

	At December 31,
(Euro thousands)	2022	2021

Financing fund	23,519	—
Payroll and employee benefits payables	23,443	25,309
Accrued expenses	23,336	14,484
Tax payables	9,561	8,975
Warrant liabilities	9,002	—
Customer advances	8,535	8,718
Due to related companies	2,020	5,059
Rental payable	1,063	1,989
Other	6,002	4,126

Total other current liabilities	106,481	68,660

Financing fund
Financing fund is the investment to be made by Meritz Securities Co., Ltd. (“Meritz”) in the Company. On October 16, 2022, FFG and LGHL entered into the Meritz
p
rivate
p
lacement
s
ubscription
a
greement with Meritz, a Korean incorporated investment fund, pursuant to which, among other things, Meritz agreed to subscribe for, and FFG agreed to issue to Meritz
18,569,282
 ordinary shares of FFG (“FFG Private Placement Subscription Shares”) at a subscription price equal to
USD
49,999,999
 and the FFG preferred collateral share
with par value Euro0.0001 per share (“FFG Collateral Share”)

at a subscription price equal to
USD
1

(collectively “
Meritz Investment”), and FFG and LGHL granted certain rights to Meritz in connection therewith, which are governed by the relationship agreement. Under these agreements, FFG Collateral Share which

was automatically converted into LGHL convertible preference share and the FFG Private Placement Subscription Shares were automatically exchanged into LGHL ordinary shares upon the consummation of the Reverse Recapitalization.
Half of the Meritz Investment in the amount of
USD
25 million was funded on October 20, 2022, with the remaining
USD
25 million being withheld by Meritz and to be released when Meritz may sell all of the ordinary shares it holds pursuant to an effective resale registration statement or Rule 144 under the Securities Act (“Rule 144”)

and no event of default has occurred. If the conditions are not fulfilled, Meritz will surrender half of the ordinary shares converted from FFG Private Placement Subscription Shares to LGHL at nil consideration. Furthermore, Meritz is entitled to a cash dividend payable by LGHL in the amount of
USD
2.0 million per annum for three years. Meritz has a right to put, upon the occurrence of certain credit events, the lapse of certain LGHL’s call option or the third anniversary of Meritz’s investment, all of the ordinary shares (including those exchanged from the FFG Private Placement Subscription Shares) then held by it to LGHL at an agreed return, which is the higher of (i) 11.5% internal rate, compounded annually, of return on Meritz’s investment in FFG Private Placement Subscription Shares and (ii) 1.115 times the sum of
USD
50 million, in each case minus any interim return that Meritz has realized from its investment. Following the date when Meritz may sell all of the ordinary shares it holds pursuant to an effective resale registration statement, or under Rule 144, if LGHL fail to fulfill its obligations with respect Meritz’s put right, among other things, Meritz may convert the convertible preference shares into an aggregate number of up to 15,000,000 non-voting
ordinary shares and/or ordinary shares (subject to any adjustment as a result of any share subdivision or consolidation of the shares of us), with the actual number to be calculated based on factors including average closing share price of us. Meritz is entitled to indemnity in connection with its investment. Meritz’s rights described above are secured by shares of Fosun Tourism Group (“FTG”), and if the market value of FTG’s shares declines below a certain level, LGHL may be required to provide cash security.
Meritz Investment may require the Company to deliver cash or another financial asset, or otherwise to settle it in such a way that it would be a financial liability, in the event of the occurrence or non-occurrence of uncertain future events that are beyond the control of the Company. The Company does not have the unconditional right to avoid delivering cash or another financial asset. Therefore, Meritz Investment is recognized as a financial liability, and relevant shares issued by FFG were regarded as treasury shares which were converted into 4,999 thousand LGHL treasury shares on Closing Date.

Warrant liabilities
Breakdown for warrant liabilities:

	At December 31,
(Euro thousands)	2022	2021

Public Warrant	5,826	—
Private Placement Warrant	3,176	—

Total warrant liabilities	9,002	—

On December 14, 2022, as result of Reverse Recapitalization:

•
20,699,969 outstanding PCAC public warrants were converted to an equivalent number of LGHL public warrants representing a right to acquire ordinary shares of LGHL which were measured at fair value by using the Euro equivalent of the closing price of PCAC warrants on December 14, 2022, amounting to a total of Euro5,261 thousand.

•
11,280,000 PCAC private placement warrants were exchanged for an equivalent number of LGHL private placement warrants representing a right to acquire ordinary shares of LGHL which were measured at fair value using a Black-Scholes model, amounting to a total of Euro2,609 thousand.

Each public warrant entitles the holder to purchase one Ordinary Share at a price of USD11.50 per share and may be exercised within 5 years from the completion of the Reverse Recapitalization. The public warrants may be redeemed by the Company:

•
at a price of USD0.01 per warrant, if, and only if, the last reported sale price of the LGHL ordinary shares equals or exceeds USD18.00 per share for any 20 trading days within a
30-trading
day period ending three trading days before sending the notice of redemption to each warrant holder;

•
at a price of USD0.10 per warrant, if, and only if, the last reported sale price of the LGHL ordinary shares equals or exceeds USD10.00 per share for any 20 trading days within a
30-trading
day period ending three trading days before sending the notice of redemption to each warrant holder.

The exercise price and number of LGHL ordinary shares issuable on exercise of the public warrants, as well as the terms of redemption, may be subject to adjustments in certain circumstances, including, among other events, in the event of a share dividend, extraordinary dividend or LGHL’s recapitalization, reorganization, merger or consolidation.
Private placement warrants are identical to public warrants in all material respects, except that with respect to the private placement warrants held by the Sponsor, so long as they are held by the Sponsor or its permitted transferees, such private placement warrants (i) are not redeemable subject to limited exceptions, (ii) may not, subject to certain limited exceptions, be transferred, assigned or sold by the holder until January 13, 2023, which is 30 days after the completion of the Reverse
Recapitalization
, (iii) may be exercised by the holders on a cashless basis, and (iv) are entitled to registration rights.
The warrants are listed on NYSE under the trading symbol “LANV-WT”. As at December 31, 2022,
20.70
 million of the warrants were registered for resale while the remaining
11.28
 million warrants were in the process of registration for resale. On April 3, 2023, the registration statement on Form F-1 is declared effective.
At December 31, 2022, all of the public warrants and private placement warrants were outstanding and recognized as liabilities at fair value. For the year ended December 31, 2022, the Group recorded warrant liabilities of Euro9.00 million

which resulted in a gain on revaluation of Euro1.13

million
.